STOCK-BASED COMPENSATION	12 Months Ended
Jun. 30, 2019
Share Based Compensation Abstract
STOCK-BASED COMPENSATION

NOTE 8—STOCK-BASED COMPENSATION

In 2006 and 2016, the Company’s Board of Directors approved the adoption of the 2006 Equity Incentive Plan and the 2016 Equity Incentive Plan (together the “Option Plans”). The 2016 Equity Incentive Plan was adopted when the 2006 Equity Incentive Plan reached its ten-year term and was terminated. The Option Plans permit the Company to issue up to 6,337,779 and 11,370,068 shares of the Company’s common stock as of June 30, 2018 and 2019, respectively. The Option Plans provide for the grant of incentive and non-statutory stock options to employees, nonemployee directors, and consultants of the Company. Options granted under the Option Plans generally become exercisable ratably over a four-year period following the date of grant and expire ten years from the date of grant. Other than options with early exercise provisions, all options are exercisable only to the extent vested. Unvested shares of options granted with double trigger vesting acceleration will vest 50% in the event of a sale of the Company and the termination of the option holder. There were no outstanding unvested shares that had been early exercised as of June 30, 2018. The total number of outstanding unvested shares that had been early exercised as of June 30, 2019 was not significant.

The exercise price of incentive stock options granted under the Option Plans must be at least equal to 100% of the fair value of the Company’s common stock at the date of grant, as determined by the Board of Directors. The exercise price of non-statutory options granted under the Option Plans must be at least equal to 85% of the fair value of the Company’s common stock at the date of grant, as determined by the Board of Directors.

Stock option activity during the years ended June 30, 2018 and 2019 was as follows:

	Number of Shares Outstanding (in thousands)	Weighted average exercise price per share	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Balance at June 30, 2017	4,554	$2.27	7.95	$8,230
Options granted	1,742	$4.17
Options exercised	(341)	$2.03
Options cancelled/forfeited/expired	(339)	$2.99

Balance at June 30, 2018	5,616	$2.83	7.75	$13,640
Options granted	5,706	$8.30
Options exercised	(809)	$2.10
Options cancelled/forfeited/expired	(486)	$4.92

Balance at June 30, 2019	10,027	$5.90	8.37	$75,223

Vested and expected to vest at June 30, 2019(1)	8,670	$5.66	8.23	$67,129

Vested at June 30, 2019	3,241	$2.68	6.46	$34,755

(1)	The expected-to-vest options are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding options.

The total intrinsic value of options exercised during the years ended June 30, 2018 and 2019 was $0.7 million and $3.8 million, respectively. The intrinsic value was calculated as the difference between the estimated fair value of the Company’s common stock at exercise, as determined by the Board of Directors, and the exercise price of the in-the-money options. The weighted-average grant date fair value of options granted during the years ended June 30, 2018 and 2019 was $2.02 and $4.24 per share, respectively.

Stock-based compensation expense during the years ended June 30, 2018 and 2019 was included in the following line items in the accompanying consolidated statements of operations (in thousands):

	Year ended June 30,
	2018	2019
Cost of revenue	$78	$331
Research and development	429	1,128
Sales and marketing	508	922
General and administrative	530	1,701

	$1,545	$4,082

As of June 30, 2019, there was $18.5 million of unamortized stock-based compensation cost related to unvested stock options which is expected to be recognized over a weighted-average period of 3.4 years. The Company received $0.7 million and $1.7 million from options exercised during the years ended June 30, 2018 and 2019, respectively.

The fair value of options granted during the years ended June 30, 2018 and 2019 was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	Year ended June 30,
	2018	2019
Expected term (in years)	6.25	6.25
Expected volatility	45.0% to 55.1%	46.0% to 51.0%
Risk-free interest rate	2.05% to 2.89%	2.19% to 2.89%
Expected dividend yield	0%	0%

The fair value of the shares of common stock underlying stock options has historically been determined by the Company’s Board of Directors. Because there has been no public market for the Company’s common stock, the Board of Directors has determined fair value of the common stock at the time of grant of the option by considering a number of objective and subjective factors including important developments in the Company’s operations, valuations performed by an independent third party, sales of preferred stock, actual operating results and financial performance, the conditions in the industry and the economy in general, the stock price performance and volatility of comparable public companies, and the lack of liquidity of the Company’s common stock, among other factors.

The Black-Scholes option-pricing model requires the use of highly subjective assumptions which determine the fair value of stock-based awards. These assumptions include:

Expected term—The expected term represents the period that stock-based awards are expected to be outstanding. The expected term for option grants is determined using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the stock-based awards.

Expected volatility—Since the Company is privately held and does not have any trading history for its common stock, the expected volatility was estimated based on the average volatility for comparable publicly traded companies over a period equal to the expected term of the stock option grants. The comparable companies were chosen based on their similar size, stage in the life cycle or area of specialty.

Risk-free interest rate—The risk-free interest rate is based on the U.S. Treasury zero coupon issues in effect at the time of grant for periods corresponding with the expected term of option.

Expected dividend yield—The Company has never paid dividends on its common stock and has no plans to pay dividends on its common stock. Therefore, the Company used an expected dividend yield of zero.